Equity (Details Textual)									1 Months Ended					3 Months Ended	12 Months Ended
	Jul. 11, 2018 ILS (₪) shares	Mar. 01, 2018 ₪ / shares shares	Dec. 26, 2017 ILS (₪) shares	Dec. 26, 2017 USD ($) shares	Nov. 09, 2017 ILS (₪) ₪ / shares shares	Nov. 08, 2017 ILS (₪) ₪ / shares shares	Jun. 09, 2016 ILS (₪) ₪ / shares shares	Feb. 02, 2016 ILS (₪) ₪ / shares shares	Jul. 26, 2018	Apr. 16, 2018 ₪ / shares	Jan. 18, 2018 shares	Feb. 12, 2017 ILS (₪) ₪ / shares shares	Nov. 17, 2016	Jun. 30, 2017 ILS (₪) share ₪ / shares shares	Dec. 31, 2018 ILS (₪) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 shares	Jul. 28, 2016 ILS (₪) share shares
Equity (Textual)
Shares issued															190,735,668	190,735,668	166,816,328	1,067,916
Shares held by the Company															920,461	920,461
Ordinary shares holders right to vote and participate shareholder meetings description															The ordinary shares confer on their holders the right to vote and participate in shareholder meetings (with one vote for each share), the right to receive profits and the right to participate in surplus assets on liquidation of the Company.	The ordinary shares confer on their holders the right to vote and participate in shareholder meetings (with one vote for each share), the right to receive profits and the right to participate in surplus assets on liquidation of the Company.
Capital raise amount | ₪							₪ 11,800,000	₪ 8,200,000				₪ 7,200,000
Issuance costs							₪ 684,000	₪ 643,000				₪ 404,000			₪ 6,383,000	$ 1,703,000
Acquired equipment and clean rooms | ₪																		₪ 1,849,000
Total consideration amount paid in cash | ₪																		₪ 1,197,000
Total consideration amount paid in shares | share																		1,067,916
Repaid cash over the term | ₪																		₪ 525,000
Ordinary shares and warrants description													Pursuant to the reverse split each 3 ordinary shares of NIS 0.01 par value were converted into one share of NIS 0.03 par value of the Company. Additionally, according to the share option plan of the Company, every 3 unlisted options that were allocated through private offers to directors, employees, consultants and officers under the option plan are exercisable into one ordinary share of the Company of NIS 0.03 par value. No change took place in the exercise price of the options, as above; however, the total exercise price for one share of NIS 0.03 par value will be the former exercise price for one share of NIS 0.01 par value multiplied by 3. Further, according to the terms and conditions of the marketable warrants of the Company, each 3 marketable warrants that the Company issued are exercisable into one ordinary share of the Company of NIS 0.03 par value. There will be no change in the exercise price of those warrants; however, the total exercise price for one share of NIS 0.03 par value will be the former exercise price for one share of NIS 0.01 par value multiplied by 3. Following the reverse split, the Company retrospectively reflected the change in the share capital of the Company for all periods presented. Unless otherwise indicated, all of the share numbers, losses per share, share prices, options and warrants in these financial statements have been adjusted, on a retroactive basis, to reflect this 1 to 3 reverse share split.
Meitav Purchase Agreement [Member]
Equity (Textual)
Ordinary shares of par value | ₪ / shares						₪ 40
Warrants exercisable into ordinary shares						11,900,000
Exercise period						5 years
Meitav Purchase Agreement [Member] | Tranches One [Member]
Equity (Textual)
Shares issued			11,900,000	11,900,000		9,500,000
Gross proceeds of debenture			₪ 4,760,000	$ 1,384,824
Ordinary shares purchase price | ₪						₪ 3,800,000
Meitav Purchase Agreement [Member] | Tranches Two [Member]
Equity (Textual)
Shares issued			11,900,000	11,900,000		2,400,000
Gross proceeds of debenture			₪ 4,760,000	$ 1,384,824
Percentage of closing securities purchase agreement						20.00%
Ordinary shares purchase price | ₪						₪ 960,000
Meitav Purchase Agreement [Member] | Tranches Three [Member]
Equity (Textual)
Warrants to purchase of ordinary shares															11,900,000	11,900,000
Sagy Purchase Agreement [Member]
Equity (Textual)
Ordinary shares of par value | ₪ / shares					₪ 40
Warrants exercisable into ordinary shares					9,300,000
Exercise period					5 years
Sagy Purchase Agreement [Member] | Tranches One [Member]
Equity (Textual)
Shares issued					9,300,000
Warrants exercisable into ordinary shares			9,300,000	9,300,000
Gross proceeds of debenture			₪ 3,720,000	$ 1,054,122
Ordinary shares purchase price | ₪					₪ 3,700,000
Sagy Purchase Agreement [Member] | Tranches Two [Member]
Equity (Textual)
Warrants to purchase of ordinary shares															9,300,000	9,300,000
Security Purchase Agreement [Member]
Equity (Textual)
Shares issued											4,344,340
Ordinary shares and warrants description									Pursuant to which the Company issued on July 31, 2018, in a private placement, 11,125,000 ordinary shares for an aggregate purchase price of NIS 4,561,250 (approximately $1.25 million).		The Company signed Security Purchase Agreements for the purchase and sale, in a private placement, of an aggregate of 4,344,340 ordinary shares for an aggregate of NIS 2.2 million to the following three investors as follows: (i) Alpha entered into a Security Purchase Agreement for the purchase of 1,275,340 ordinary shares for NIS 638 thousand; (ii) Ami Sagi entered into a Security Purchase Agreement for the purchase of 2,046,000 ordinary shares for NIS 1 million; and (iii) Docor International BV entered into a Security Purchase Agreement for the purchase of 1,023,000 ordinary shares for NIS 511 thousand. Closing occurred on January 25, 2018.
Ordinary Shares [Member]
Equity (Textual)
Shares issued		250,000,000					11,267,833	5,745,903
Shares held by the Company	21,200	750,000,000
Ordinary shares of par value | ₪ / shares		₪ 0.03
Warrants to purchase of ordinary shares	1,060,000
Share based compensation | ₪	₪ 492,000
Ordinary Shares [Member] | January 31, 2018 [Member]
Equity (Textual)
Shares issued															50	50
Series I Warrants [Member]
Equity (Textual)
Number of warrants								12,930,505
Warrants exercisable into ordinary shares								4,310,168
Warrant to purchase of ordinary shares exercise price | ₪ / shares								₪ 0.80
Exercise period								3 years
Series I Warrants [Member] | Israeli Broker [Member]
Equity (Textual)
Number of warrants								814,520
Warrants exercisable into ordinary shares								271,507
Warrant to purchase of ordinary shares exercise price | ₪ / shares								₪ 0.80		₪ 0.4
Exercise period								3 years
Series J Warrants [Member]
Equity (Textual)
Number of warrants								8,618,855
Warrants exercisable into ordinary shares								2,872,952
Warrant to purchase of ordinary shares exercise price | ₪ / shares								₪ 0.575
Warrants expired								On July 31, 2016, 8,618,855 Series J warrants expired.
Series K Warrants [Member]
Equity (Textual)
Number of warrants							33,803,500
Warrants exercisable into ordinary shares							11,267,833
Warrant to purchase of ordinary shares exercise price | ₪ / shares							₪ 0.60
Exercise period							3 years
Series K Warrants [Member] | Israeli Broker [Member]
Equity (Textual)
Number of warrants							2,728,000
Warrants exercisable into ordinary shares							909,333
Warrant to purchase of ordinary shares exercise price | ₪ / shares							₪ 0.60			₪ 0.4
Exercise period							3 years
Series L Warrants [Member]
Equity (Textual)
Shares issued												21,152,000
Number of warrants												10,576,000		10,055,464
Warrants exercisable into ordinary shares												10,576,000		10,055,464
Warrant to purchase of ordinary shares exercise price | ₪ / shares												₪ 0.36		₪ 0.36
Total consideration amount paid in cash | ₪														₪ 3,618,000
Total consideration amount paid in shares | share														1,461,936
Series L Warrants [Member] | Israeli Broker [Member]
Equity (Textual)
Number of warrants												941,400
Warrants exercisable into ordinary shares												941,400
Warrant to purchase of ordinary shares exercise price | ₪ / shares												₪ 0.36
Warrants expired												Series L warrants that were not exercised expired on June 14, 2017.